Don Felice

Special Counsel

T. 215-979-3884

F. 215-988-4320

dfelice@mccarter.com

McCarter & English, LLP

BNY Mellon Center

1735 Market Street - Suite 700

Philadelphia, PA 19103-7501

T. 215.979.3800

F. 215.979.3899

www.mccarter.com

BOSTON

HARTFORD

NEW YORK

NEWARK

PHILADELPHIA

STAMFORD

WASHINGTON, DC

WILMINGTON

June 6, 2014

U. S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, NE

Washington, DC 20549

Re:      HC Capital Trust

            1933 Act Registration No. 33 87762

            1940 Act Registration No. 811 08918

Ladies and Gentlemen:

On behalf of the HC Capital Trust (the “Trust”), attached herewith for filing pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) and pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, is a preliminary copy of the notice of meeting, proxy statement and form of proxy to be furnished to shareholders of the Trust in connection with a Special Meeting of Shareholders to be held on July 18, 2014 (the “Special Meeting”). The definitive proxy materials will be sent to shareholders on or about June 18, 2014.

At the Special Meeting, shareholders of four Portfolios of the Trust will be asked to approve portfolio management agreements between Parametric Portfolio Associates LLC and the Trust. The Trust may also transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

Questions concerning these proxy materials may be directed to me at (215) 979-3884, or in my absence, to Laura Anne Corsell at (215) 979-3840.

Very truly yours,

/s/ Don Felice

Don Felice